Legg Mason Partners Funds, Inc.

125 Broad Street

New York, New York 10004

May 1, 2006

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Legg Mason Partners Funds Inc. (the “Fund”)

File No. Nos. 002-25890 and 811-01464

Dear Sirs:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above referenced Fund do not differ from those contained in Post-Effective Amendment No. 74 filed on April 28, 2006, which became effective on April 28, 2006.

Any comments on this filing should be directed to the undersigned at (203) 890-7156. Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,

/s/ Todd Lebo

Todd Lebo

Assistant Secretary